Application Of New and Revised International Financial Reporting Standards ("IFRS") (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of initial application of standards or interpretations
The impact on the Consolidated Balance Sheet on transition is summarised below.

	30 June 2019 £’000	IFRS 16 impact £’000	1 July 2019 £’000
Assets - Non current
Right-of-use assets	—	40,222	40,222
Assets - Current
Prepayments	5,734	(781)	4,953
Liabilities - Current
Lease liabilities	(21)	(8,625)	(8,646)
Accruals	(33,326)	732	(32,594)
Liabilities - Non current
Lease liabilities	—	(31,548)	(31,548)
The lease liability brought onto the balance sheet at transition of £40 million was measured by discounting the remaining lease payments using the incremental borrowing rate applicable to each lease at the date of initial application. The weighted average incremental borrowing rate applied was 2.75%.
The reconciliation of operating lease commitments disclosed at 30 June 2019 to lease liabilities recognised at 1 July 2019 is summarised below:

1 July 2019 £’000
Operating lease commitments disclosed as at 30 June 2019	58,473
Effect of discounting under the specific incremental borrowing rate	(3,937)
Adjustment as a result of different treatment of extension options	5,417
Short-term leases recognised as an expense on a straight-line basis	(435)
Adjustment for leases contracted but not yet commenced	(10,142)
Adjustment for service charges included in operating lease commitments, not included in lease liability under IFRS 16	(9,203)
Additional lease liabilities recognised as a result of IFRS 16	40,173
Existing finance leases	21
Total lease liabilities recognised as at 1 July 2019	40,194